TAXATION (Schedule of Income Tax Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXATION [Abstract]
Current tax expense	$ 54,270	$ 54,299	$ 31,038
Deferred tax expense	27,339	15,482	24,867
Income tax expenses	$ 81,609	$ 69,781	$ 55,905